Income Taxes (Schedule Of Unused Tax Loss Carry Forwards) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	$ 3,187.8
One Year [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	10.9
Two Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	5.5
Four Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	41.0
Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	83.3
More Than Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	3,047.1
Ireland [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	2,477.0
Ireland [Member] | More Than Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	2,477.0
U.S. State [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	201.4
U.S. State [Member] | One Year [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	2.3
U.S. State [Member] | Four Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	41.0
U.S. State [Member] | Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	83.3
U.S. State [Member] | More Than Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	74.8
U.S. Federal [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	494.6
U.S. Federal [Member] | More Than Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	494.6
Rest Of World [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	14.8
Rest Of World [Member] | One Year [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	8.6
Rest Of World [Member] | Two Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	5.5
Rest Of World [Member] | More Than Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	$ 0.7